                     EXECUTIVE BENEFIT VARIABLE UNIVERSAL LIFE


                            SUPPLEMENT TO THE PROSPECTUS
                                 DATED MAY 1, 1995
                                         OF

             CONNECTICUT MUTUAL FINANCIAL SERVICES SERIES FUND I, INC.
                                  (THE "COMPANY")

                          GOVERNMENT SECURITIES PORTFOLIO
                                  INCOME PORTFOLIO
                               TOTAL RETURN PORTFOLIO
                                  GROWTH PORTFOLIO
                           INTERNATIONAL EQUITY PORTFOLIO


     At a meeting of the Company's shareholders on February 14, 1996, the shareholders approved several changes to the management of the Company and the Portfolios as a result of the impending merger (the "Merger") between Connecticut Mutual Life Insurance Company ("Connecticut Mutual") and Massachusetts Mutual Life Insurance Company ("Massachusetts Mutual"). Connecticut Mutual is the indirect parent company of G.R. Phelps & Co., Inc. ("G.R. Phelps"), the current investment adviser to all Portfolios. The Merger is expected to be consummated on March 1, 1996.

     The shareholders have approved the following changes to the Company's management effective as follows:

     - The selection of OppenheimerFunds, Inc. ("Oppenheimer"), Two World Trade Center, New York, NY, as the investment adviser to all Portfolios. Oppenheimer is a registered investment adviser which, together with its affiliates, has over $38 billion under management. (EFFECTIVE IMMEDIATELY UPON CONSUMMATION OF THE MERGER.)

          The rate of the investment management fee applicable to each Portfolio will not change as a result of Oppenheimer's assumption of management of the Portfolios.

     - The selection of Babson-Stewart Ivory International ("Babson-Stewart"), a registered investment adviser and affiliate of Oppenheimer, as the subadviser to the International Equity Portfolio. Scudder, Stevens & Clark, Inc. ("Scudder"), the current subadviser to the International Equity Portfolio, will not provide subadvisory services after the Merger. The rate of the subadvisory fee to be paid by Oppenheimer to Babson- Stewart is less than that paid by G.R. Phelps to Scudder. However, unlike the current Scudder fee arrangement Babson-Stewart's subadvisory fee will not be calculated on the aggregate assets of the Portfolio and other portfolios managed by Babson-Stewart. (EFFECTIVE IMMEDIATELY AFTER THE CONSUMMATION OF THE MERGER.)

     - The election of eight (8) new directors to serve as the Company's Board of Directors. (EFFECTIVE ON THE 91ST DAY AFTER THE MERGER.)

     Subject to receipt of an order of the Securities and Exchange Commission for which application has been made, corresponding Oppenheimer mutual funds may be substituted for Government Securities Portfolio and Income Portfolio.


February 16, 1996

                           PANORAMA PLUS SEPARATE ACCOUNT

                            SUPPLEMENT TO THE PROSPECTUS
                                 DATED MAY 1, 1995
                                         OF

             CONNECTICUT MUTUAL FINANCIAL SERVICES SERIES FUND I, INC.
                                  (THE "COMPANY")

                               MONEY MARKET PORTFOLIO
                          GOVERNMENT SECURITIES PORTFOLIO
                                  INCOME PORTFOLIO
                               TOTAL RETURN PORTFOLIO
                                  GROWTH PORTFOLIO
                           INTERNATIONAL EQUITY PORTFOLIO


     At a meeting of the Company's shareholders on February 14, 1996, the shareholders approved several changes to the management of the Company and the Portfolios as a result of the impending merger (the "Merger") between Connecticut Mutual Life Insurance Company ("Connecticut Mutual") and Massachusetts Mutual Life Insurance Company ("Massachusetts Mutual"). Connecticut Mutual is the indirect parent company of G.R. Phelps & Co., Inc. ("G.R. Phelps"), the current investment adviser to all Portfolios. The Merger is expected to be consummated on March 1, 1996.

     The shareholders have approved the following changes to the Company's management effective as follows:

     - The selection of OppenheimerFunds, Inc. ("Oppenheimer"), Two World Trade Center, New York, NY, as the investment adviser to all Portfolios. Oppenheimer is a registered investment adviser which, together with its affiliates, has over $38 billion under management. (EFFECTIVE IMMEDIATELY UPON CONSUMMATION OF THE MERGER.)

          The rate of the investment management fee applicable to each Portfolio will not change as a result of Oppenheimer's assumption of management of the Portfolios.

     - The selection of Babson-Stewart Ivory International ("Babson-Stewart"), a registered investment adviser and affiliate of Oppenheimer, as the subadviser to the International Equity Portfolio. Scudder, Stevens & Clark, Inc. ("Scudder"), the current subadviser to the International Equity Portfolio, will not provide subadvisory services after the Merger. The rate of the subadvisory fee to be paid by Oppenheimer to Babson- Stewart is less than that paid by G.R. Phelps to Scudder. However, unlike the current Scudder fee arrangement Babson-Stewart's subadvisory fee will not be calculated on the aggregate assets of the Portfolio and other portfolios managed by Babson-Stewart. (EFFECTIVE IMMEDIATELY AFTER THE CONSUMMATION OF THE MERGER.)

     - The election of eight (8) new directors to serve as the Company's Board of Directors. (EFFECTIVE ON THE 91ST DAY AFTER THE MERGER.)

     Subject to receipt of an order of the Securities and Exchange Commission for which application has been made, corresponding Oppenheimer mutual funds may be substituted for Money Market Portfolio, Government Securities Portfolio and Income Portfolio.


February 16, 1996

                  THE BLUE CHIP COMPANY'S VARIABLE UNIVERSAL LIFE

                            SUPPLEMENT TO THE PROSPECTUS
                                 DATED MAY 1, 1995
                                         OF

             CONNECTICUT MUTUAL FINANCIAL SERVICES SERIES FUND I, INC.
                                  (THE "COMPANY")

                          GOVERNMENT SECURITIES PORTFOLIO
                                  INCOME PORTFOLIO
                               TOTAL RETURN PORTFOLIO
                                  GROWTH PORTFOLIO


     At a meeting of the Company's shareholders on February 14, 1996, the shareholders approved several changes to the management of the Company and the Portfolios as a result of the impending merger (the "Merger") between Connecticut Mutual Life Insurance Company ("Connecticut Mutual") and Massachusetts Mutual Life Insurance Company ("Massachusetts Mutual"). Connecticut Mutual is the indirect parent company of G.R. Phelps & Co., Inc. ("G.R. Phelps"), the current investment adviser to all Portfolios. The Merger is expected to be consummated on March 1, 1996.

     The shareholders have approved the following changes to the Company's management effective as follows:

     - The selection of OppenheimerFunds, Inc. ("Oppenheimer"), Two World Trade Center, New York, NY, as the investment adviser to all Portfolios. Oppenheimer is a registered investment adviser which, together with its affiliates, has over $38 billion under management. (EFFECTIVE IMMEDIATELY UPON CONSUMMATION OF THE MERGER.)

          The rate of the investment management fee applicable to each Portfolio will not change as a result of Oppenheimer's assumption of management of the Portfolios.

     - The election of eight (8) new directors to serve as the Company's Board of Directors. (EFFECTIVE ON THE 91ST DAY AFTER THE MERGER.)

     Subject to receipt of an order of the Securities and Exchange Commission for which application has been made, corresponding Oppenheimer mutual funds may be substituted for Government Securities Portfolio and Income Portfolio.



February 16, 1996

                             PANORAMA SEPARATE ACCOUNT


                            SUPPLEMENT TO THE PROSPECTUS
                                 DATED MAY 1, 1995
                                         OF

             CONNECTICUT MUTUAL FINANCIAL SERVICES SERIES FUND I, INC.
                                  (THE "COMPANY")

                               MONEY MARKET PORTFOLIO
                          GOVERNMENT SECURITIES PORTFOLIO
                                  INCOME PORTFOLIO
                               TOTAL RETURN PORTFOLIO
                                  GROWTH PORTFOLIO


     At a meeting of the Company's shareholders on February 14, 1996, the shareholders approved several changes to the management of the Company and the Portfolios as a result of the impending merger (the "Merger") between Connecticut Mutual Life Insurance Company ("Connecticut Mutual") and Massachusetts Mutual Life Insurance Company ("Massachusetts Mutual"). Connecticut Mutual is the indirect parent company of G.R. Phelps & Co., Inc. ("G.R. Phelps"), the current investment adviser to all Portfolios. The Merger is expected to be consummated on March 1, 1996.

     The shareholders have has approved the following changes to the Company's management effective as follows:

     - The selection of OppenheimerFunds, Inc. ("Oppenheimer"), Two World Trade Center, New York, NY, as the investment adviser to all Portfolios. Oppenheimer is a registered investment adviser which, together with its affiliates, has over $38 billion under management. (EFFECTIVE IMMEDIATELY UPON CONSUMMATION OF THE MERGER.)

          The rate of the investment management fee applicable to each Portfolio will not change as a result of Oppenheimer's assumption of management of the Portfolios.

     - The election of eight (8) new directors to serve as the Company's Board of Directors. (EFFECTIVE ON THE 91ST DAY AFTER THE MERGER.)

     Subject to receipt of an order of the Securities and Exchange Commission for which application has been made, corresponding Oppenheimer mutual funds may be substituted for Money Market Portfolio, Government Securities Portfolio and Income Portfolio.


February 16, 1996